Average Annual Total Returns		12 Months Ended	22 Months Ended
	May 31, 2024	Dec. 31, 2023	Dec. 31, 2023
Share Class
Prospectus [Line Items]
Average Annual Return, Percent		23.30%	3.43%
Performance Inception Date	Feb. 22, 2022
Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		23.07%	3.24%
Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.95%	2.60%
MSCI All Country World Index (ACWI) (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.20%	4.38%